Trade and other payables	12 Months Ended
Jul. 31, 2021
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2021	2020
	$m	$m
Current
Trade payables	3,234	2,855
Tax and social security	92	114
Other payables	104	115
Accruals and deferred income	592	507
	4,022	3,591
Non-current
Other payables	342	338
Trade payables are stated net of $55 million (2020: $50 million) due from suppliers with respect to supplier rebates where an agreement exists that allows these to be net settled.